PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 642,284	$ 166,936
Accumulated depreciation	(33,482)	(18,501)
Property, plant and equipment, net	608,802	148,435
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	99,497	2,417
Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,234	80,718
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	288,867	21,379
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	62,238	60,959
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	26,448	1,463
Interest Costs Capitalized	$ 118	$ 0